UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Schaefer
Title:  Chief Financial Officer
Phone:  (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA                August 14, 2008
-----------------------    --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         41

Form 13F Information Table Value Total: $1,446,497
                                           (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name
---        --------------------          ----

1.         028-13109                     Braddock Partners, LP

2.         028-13108                     Cresthill Master Fund, LP

                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2008

COLUMN 1                          COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8

                                  TITLE                      VALUE   SHRS OR    SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS         CUSIP    (x$1000)  PRN AMT    PRN CALL   DISCRETION  MGRS    SOLE     SHARED  NONE
99 CENTS ONLY STORES               COM          65440K106   62,301   9,439,540  SH          SOLE       NONE  9,439,540
AES CORP                           COM          00130H105    8,402     437,390  SH          SOLE       NONE    437,390
AMERICAN TOWER CORP                CL A         029912201  293,173   6,939,006  SH          SOLE       NONE  6,939,006
AMERICAN WOODMARK CORP             COM          030506109   17,506     828,500  SH          SOLE       NONE    828,500
AMERICREDIT CORP                   COM          03060R101   29,051   3,370,227  SH          SOLE       NONE  3,370,227
BALLY TECHNOLOGIES INC             COM          05874B107   79,725   2,358,737  SH          SOLE       NONE  2,358,737
BERKSHIRE HATHAWAY INC DEL         CL A         084670108   14,007         126  SH          SOLE       NONE        126
BERKSHIRE HATHAWAY INC DEL         CL B         084670207    9,841       2,453  SH          SOLE       NONE      2,453
CSK AUTO CORP                      COM          125965103   48,521   4,629,862  SH          SOLE       NONE  4,629,862
CSX CORP                           COM          126408103    1,183      18,833  SH          SOLE       NONE     18,833
CARMAX INC                         COM          143130102   67,399   4,749,781  SH          SOLE       NONE  4,749,781
DOVER MOTORSPORTS INC              COM          260174107    1,735     340,946  SH          SOLE       NONE    340,946
DYNAMEX INC                        COM          26784F103   16,049     598,610  SH          SOLE       NONE    598,610
ENCORE CAP GROUP INC               COM          292554102    6,181     700,000  SH          SOLE       NONE    700,000
ENSTAR GROUP LIMITED               SHS          G3075P101   53,492     611,338  SH          SOLE       NONE    611,338
EXXON MOBIL CORP                   COM          30231G102      693       7,863  SH          SOLE       NONE      7,863
FEDERAL HOME LN MTG CORP           COM          313400301    1,733     105,675  SH          SOLE       NONE    105,675
FLAGSTONE REINSURANCE HLDGS        SHS          G3529T105   19,695   1,670,525  SH          SOLE       NONE  1,670,525
GOLDMAN SACHS GROUP INC            COM          38141G104      744       4,255  SH          SOLE       NONE      4,255
HFF INC                            CL A         40418F108    5,017     881,700  SH          SOLE       NONE    881,700
HILLTOP HOLDINGS INC               COM          432748101    6,232     604,425  SH          SOLE       NONE    604,425
INTERNATIONAL GAME TECHNOLOG       COM          459902102      799      31,979  SH          SOLE       NONE     31,979
INTERNATIONAL SPEEDYWAY CORP       CL A         460335201      298       7,625  SH          SOLE       NONE      7,625
IRON MTN INC                       COM          462846106    9,693     365,085  SH          SOLE       NONE    365,085
ISLE OF CAPRI CASINOS INC          COM          464592104    2,996     625,555  SH          SOLE       NONE    625,555
KNIGHT TRANSN INC                  COM          499064103    7,922     432,900  SH          SOLE       NONE    432,900
LAMAR ADVERTISING CO               CL A         512815101   93,755   2,602,137  SH          SOLE       NONE  2,602,137
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN    570759100   27,017     758,033  SH          SOLE       NONE    758,033
MARKEL CORP                        COM          570535104  152,214     414,751  SH          SOLE       NONE    414,751
MONARCH CASINO & RESORT INC        COM          609027107   17,500   1,483,080  SH          SOLE       NONE  1,483,080
O REILLY AUTOMOTIVE INC            COM          686091109   60,331   2,699,391  SH          SOLE       NONE  2,699,391
PENN NATL GAMING INC               COM          707569109  228,402   7,104,246  SH          SOLE       NONE  7,104,246
PENN VA CORP                       COM          707882106   15,974     211,800  SH          SOLE       NONE    211,800
PINNACLE ENTMT INC                 COM          723456109   19,118   1,822,534  SH          SOLE       NONE  1,822,534
POOL CORPORATION                   COM          73278L105   30,636   1,725,000  SH          SOLE       NONE  1,725,000
SIMPSON MANUFACTURING CO INC       COM          829073105   18,869     794,829  SH          SOLE       NONE    794,829
TOLL BROTHERS INC                  COM          889478103   11,238     600,000  SH          SOLE       NONE    600,000
WELLS FARGO & CO NEW               COM          949746101    3,350     141,072  SH          SOLE       NONE    141,072
WHITE RIVER CAPITAL INC            COM          96445P105    2,920     190,837  SH          SOLE       NONE    190,837
FRANKLIN STREET PPTYS CORP         COM          35471R106      419      33,146  SH          SOLE       NONE     33,146
ENTERTAINMENT PPTYS TR        COM SH BEN INT    29380T105      366       7,400  SH          SOLE       NONE      7,400


SK 22045 0004 910053